Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Summary of Depreciation is Calculated on a Straight-line Basis Over the Estimated Useful Lives (Details)
12 Months Ended
Dec. 31, 2022
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	3 years
Building Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	10 years